RELATED PARTY TRANSACTIONS (Details) - Schedule of compensation of key management personnel - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule of compensation of key management personnel [Abstract]
Cash compensation	$ 3,246	$ 3,252
Share-based compensation	3,179	2,814
Total compensation of key management personnel	$ 6,425	$ 6,066